Revenue Recognition - Narrative (Details) - Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-01-01 - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Performance obligations, period	60 months
Customer deposits	$ 2.1	$ 2.1
Performance obligations, percentage	100.00%
Recognition of deferred revenue	$ 8.5	$ 13.8
Non-current
Disaggregation of Revenue [Line Items]
Performance obligations, period	36 months